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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07677
                                   --------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  8401 Colesville Road, Suite 320        Silver Spring, Maryland      20910
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                                Eugene A. Profit

Profit Investment Management    8401 Colesville Road    Silver Spring, MD  20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059
                                                    ----------------------------

Date of fiscal year end:        September 30, 2008
                            ----------------------------

Date of reporting period:       September 30, 2008
                            ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                THE PROFIT FUND


                                  PROFIT FUNDS
                                ----------------
                                 [LOGO OMITTED]
                                ----------------
                                INVESTMENT TRUST
                                     PVALX


                                 ANNUAL REPORT
                               September 30, 2008

THE PROFIT FUND
LETTER TO SHAREHOLDERS
================================================================================

November 7, 2008

Dear Profit Fund Shareholder,

During the fiscal year ended September 30, 2008, The Profit Fund declined 20.12% versus the S&P 500 Index's 21.98% decline. The graphic and table below show the historical performance (in percentage terms) of The Profit Fund and the S&P 500 Index (the "Index") over each fiscal year since 1999.

                     THE PROFIT FUND VS. THE S&P 500 INDEX
              (Total Returns for Fiscal Years Ended September 30)

                              [BAR CHART OMITTED]

                                                                                                             YTD
                    1998     1999     2000     2001     2002     2003     2004     2005     2006     2007    2008
-------------------------------------------------------------------------------------------------------------------
THE PROFIT FUND    -0.57%   42.52%   26.14%  -31.37%  -17.59%   30.04%   14.28%    9.82%    7.10%   16.92%  -20.12%
S&P 500 INDEX       9.57%   27.80%   13.28%  -26.62%  -20.49%   24.40%   13.87%   12.25%   10.79%   16.44%  -21.98%

MARKET REVIEW:
This fiscal year was one of the most difficult years for investing in recent history. With the entire market down more than 20%, it is hard to find a sector that did well. In times like these, investors tend to run to Consumer Staples stocks for shelter and as a result Staples were the only sector that turned in a positive return. Even so, the Consumer Staples in the Index only appreciated ..08% during the last fiscal year.

The Health Care sector also performed well, relatively speaking. It declined only 12.2% during the last fiscal year. Our decision to overweight the sector in general contributed to our performance. More specifically, our choices of Genentech, Inc. and Celgene Corporation were especially helpful. Genentech has rallied on good earnings momentum, positive FDA announcements and an acquisition offer from

Roche. Celgene continued to post strong sales growth and raised earnings guidance three times between May and October. In addition, the company completed its acquisition of Pharmion, regarded as a positive strategic move by investors.

Energy was the best performing sector in the Index last year. This year, Energy declined almost 22%. During the fiscal year, oil prices rose from just under $75 barrel to almost $150 per barrel and then came down close to $100 amid fears of a global economic slowdown. For the same reason, commodity prices started to come down during the fiscal year, driving the Materials sector down 21.42% in the Index. Our belief that oil was extended at $140 per barrel drove our decision to underweight Energy. However, we believe that supply constraints, combined with growing demand from developing countries will eventually drive energy prices back up over time to over $80 per barrel.

The Industrials and Materials sectors in the Index declined 24.7% and 21.4%, respectively as the companies suffered from the slowdown in the domestic economy. What began as a domestic issue has spread to Europe. Investors are now concerned that the growth in emerging countries like China, which were the primary drivers of growing demand for commodities like coal and oil, have also begun to slow.

Telecommunications turned in a great performance last fiscal year of 28.19% but fell 33.11% this year. Fortunately, we were underweight the sector and our selections only declined 29.59%. The bulk of the decline was driven by the same two companies which were responsible for the great performance in the sector last year, Verizon Communications and AT&T, Inc. Both companies are reeling from the slowdown in the core wire line segments.

Information Technology also turned in a less than stellar performance, declining 23.33% in fiscal year 2008. Apple, Inc. was the source of much of the outperformance last year, but declined 29.5% and was one of the drivers of the sector's underperformance this year as a result of investor concerns over consumer spending and the health of Steve Jobs. Also, weighing on our performance in the sector was NVIDIA Corp. and Citrix System, Inc. which were down 56.8% and 36.4%, respectively. Last year NVIDIA benefited from the growing desire to watch video over the Internet driving a demand for hi definition video cards. This year, they are suffering from concerns about the cash strapped consumer and a product recall. Citrix has come down amid the slowdown in the growth of small businesses and the fear that their new virtualization product might have difficulty gaining traction in this environment.

Given the aforementioned pressure on the consumer, the Consumer Discretionary sector performed better than expected, declining 22.4% which is only 50 basis points worse than the entire Index. The autos were the worst performers while fast food restaurants and apparel manufacturers did slightly better.

It is no surprise that the worst performing sector was Financials. These stocks were down 39.22% amid the well documented problems with the credit markets. The housing crisis was the catalyst for the weakness in Financials, but problems have spread to credit cards and auto loans. All recent indicators point to further deterioration, and we see no signs of stabilization on the horizon.

FUND PERFORMANCE:
The Profit Fund outperformed the Index during fiscal year 2008 primarily due to positions in Financial and Health Care sectors. Given our concerns about the economy in general, and the housing market in particular, we took a more defensive posture by overweighting Health Care and underweighting Financials and in both cases it worked to our advantage.

We also benefited from our individual stock selections. In Financials, we owned Berkshire Hathaway, Inc., AFLAC, Inc., and Wells Fargo & Company, three names in the sector that actually posted positive returns. While the Health Care stocks in the Index declined by 12.2%, our names actually appreciated 1.53%. As previously mentioned, our selection of Celgene and Genentech were the drivers of our outperformance in Health Care.

The main detractors from our performance were our decisions related to the Consumer Discretionary and Consumer Staples sectors. We were underweight both sectors which was particularly detrimental in Consumer Staples as they were the best performing sector in the Index.

Further, our Consumer Staples holdings declined 10.2%, primarily driven by the 58% decline in Whole Foods Markets, Inc. as a result of the consumer's shift in priorities. Consumers appreciate the quality and freshness of the products available at Whole Foods, but in this environment they value the prices at Wal-Mart Stores more.

Consumer Discretionary declined 22.4% in the Index while our Discretionary holdings declined 36.3%. Our underperformance was driven by the 71.8% decline in the value of Garmin Ltd. Garmin shares were weak as a result of competitive pressures combined with a sluggish consumer.

PURCHASES AND SALES:

PURCHASES
o     AT&T INC. - We initiated  our position in AT&T Corp. to benefit from their
      strong   wireless   business  and  the   weakness  in  Sprint's   business
      fundamentals.

o EL PASO CORP. - We initiated our position in El Paso to benefit from rising energy prices.

o NVIDIA CORP. - We initiated our position in NVDIA to benefit from a demand for higher end monitors, and game consoles which drive demand for NVDIA chips.

o VALERO ENERGY CORP. - We initiated our position in Valero because a drop in crude oil prices will reduce feedstock costs for Valero, thereby allowing the company to increase margins.

SALES:
o BARR PHARMACEUTICALS, INC. - The company lowered earnings guidance twice earlier this year, which brought down our FY08 price target.

o GARMIN LTD. - The company has suffered from competitive pressures and a constricted consumer.

o LEGG MASON, INC. - We believe asset managers will face pressures from a volatile market which will raise redemptions from uneasy retail investors.

o WHOLE FOODS MARKET, INC. - Consumers are transitioning to retailers with a strong value message.

OUTLOOK:
U.S. policy makers are working through a solution of their own to solve the economic crisis, a bailout plan that will likely cost the Treasury 1 trillion dollars. We remain concerned about the continued sluggishness of the domestic economy and the imminent slow down in the global economies. Since the dollar has strengthened from near record lows, we expect the Fed along with global bankers around the world to continue to lower interest rates.

The consumer is focused on housing price declines, the tightening job market and a very volatile stock market. As a result, we believe consumer spending will continue to decline, thus pressuring GDP growth which we believe will remain negative for at least two more quarters. Therefore, we expect the market to tread water between now and the end of the year. By the second quarter in 2009, the market should begin to rebound from the housing malaise and grow more in line with longer term historical norms.

We at Profit Investment Management understand the responsibility that comes with managing your capital. We continue to focus on finding well managed, cash rich companies that we believe will weather the turbulent storm and hopefully emerge as a profitable investment in less challenging times

We would like to take the opportunity to express our sincere appreciation to our valued and growing family of shareholders for entrusting your assets to our care and your continued belief in The Profit Fund investment style. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Eugene A. Profit

Eugene A. Profit
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-888-744-2337.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the Fund's prospectus please call 1-888-744-2337 and a copy will be sent to you free of charge or visit the Fund's website at www.profitfunds.com. Please read the prospectus carefully before you invest. The Profit Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

THE PROFIT FUND
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PROFIT FUND AND THE STANDARD & POOR'S 500 INDEX (UNAUDITED)

                              [LINE GRAPH OMITTED]

                                               Standard & Poor's
                  The Profit Fund                  500 Index
                 ------------------           ------------------
                  09/30/98  $10,000            09/30/98  $10,000
                  12/31/98   13,098            12/31/98   12,130
                  03/31/99   14,822            03/31/99   12,734
                  06/30/99   14,814            06/30/99   13,632
                  09/30/99   14,252            09/30/99   12,781
                  12/31/99   16,715            12/31/99   14,682
                  03/31/00   18,219            03/31/00   15,019
                  06/30/00   17,729            06/30/00   14,620
                  09/30/00   17,978            09/30/00   14,478
                  12/31/00   16,010            12/31/00   13,345
                  03/31/01   14,517            03/31/01   11,763
                  06/30/01   15,546            06/30/01   12,451
                  09/30/01   12,338            09/30/01   10,623
                  12/31/01   14,320            12/31/01   11,758
                  03/31/02   14,131            03/31/02   11,791
                  06/30/02   12,192            06/30/02   10,211
                  09/30/02   10,167            09/30/02    8,447
                  12/31/02   10,785            12/31/02    9,160
                  03/31/03   10,647            03/31/03    8,871
                  06/30/03   12,483            06/30/03   10,237
                  09/30/03   13,221            09/30/03   10,508
                  12/31/03   14,551            12/31/03   11,787
                  03/31/04   15,032            03/31/04   11,987
                  06/30/04   15,083            06/30/04   12,193
                  09/30/04   15,109            09/30/04   11,965
                  12/31/04   16,447            12/31/04   13,070
                  03/31/05   16,216            03/31/05   12,789
                  06/30/05   16,422            06/30/05   12,964
                  09/30/05   16,593            09/30/05   13,431
                  12/31/05   16,962            12/31/05   13,712
                  03/31/06   17,746            03/31/06   14,289
                  06/30/06   17,129            06/30/06   14,083
                  09/30/06   17,772            09/30/06   14,881
                  12/31/06   18,633            12/31/06   15,877
                  03/31/07   18,633            03/31/07   15,979
                  06/30/07   19,942            06/30/07   16,982
                  09/30/07   20,778            09/30/07   17,328
                  12/31/07   20,312            12/31/07   16,752
                  03/31/08   18,773            03/31/08   15,169
                  06/30/08   18,527            06/30/08   14,755
                  09/30/08   16,599            09/30/08   13,520

Past performance is not predictive of future performance.

----------------------------------------------------------------------
                                    Average Annual Total Returns(a)
                                (for periods ended September 30, 2008)

                                  1 YEAR       5 YEARS      10 YEARS
                                  ------       -------      --------
The Profit Fund                   -20.12%       4.65%         5.20%
Standard & Poor's 500 Index       -21.98%       5.17%         3.06%
----------------------------------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE PROFIT FUND
================================================================================

                        THE PROFIT FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                            AS OF SEPTEMBER 30, 2008
                                   (UNAUDITED)

                              [BAR CHART OMITTED]

                                      The Profit   S&P 500
                                         Fund       Index
                                      ----------------------
Consumer Discretionary                    6.8%       8.5%
Consumer Staples                          5.6%      12.2%
Energy                                    9.6%      13.4%
Financials                                9.0%      15.8%
Health Care                              19.4%      13.1%
Industrials                              20.8%      11.1%
Information Technology                   25.1%      16.0%
Materials                                 0.0%       3.4%
Telecommunication Services                3.7%       3.0%
Utilities                                 0.0%       3.6%


                                TOP TEN HOLDINGS
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)
            --------------------------------------------------------
                                                             % OF
            SECURITY DESCRIPTION                          NET ASSETS
            --------------------                          ----------
            Wal-Mart Stores, Inc.                             3.3%
            Johnson & Johnson                                 3.0%
            Amgen, Inc.                                       3.0%
            QUALCOMM, Inc.                                    2.8%
            CSX Corp.                                         2.6%
            Staples, Inc.                                     2.6%
            Gilead Sciences, Inc.                             2.6%
            Walt Disney Co. (The)                             2.6%
            Cisco Systems, Inc.                               2.6%
            Danaher Corp.                                     2.6%

THE PROFIT FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
================================================================================
    SHARES   COMMON STOCKS -- 99.5%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 9.2%
     3,113   BE Aerospace, Inc. (a) ............................   $     49,279
     2,430   Boeing Co. ........................................        139,360
     2,540   General Dynamics Corp. ............................        186,995
     4,008   Rockwell Collins, Inc. ............................        192,745
     3,500   United Technologies Corp. .........................        210,210
                                                                   ------------
                                                                        778,589
                                                                   ------------
             BEVERAGES -- 2.3%
     3,640   Coca-Cola Co. (The) ...............................        192,483
                                                                   ------------

             BIOTECHNOLOGY -- 10.3%
     4,239   Amgen, Inc. (a) ...................................        251,246
     3,130   Celgene Corp. (a) .................................        198,066
     2,218   Genentech, Inc. (a) ...............................        196,692
     4,850   Gilead Sciences, Inc. (a) .........................        221,063
                                                                   ------------
                                                                        867,067
                                                                   ------------
             CAPITAL MARKETS -- 2.9%
     1,760   Franklin Resources, Inc. ..........................        155,109
       672   Goldman Sachs Group, Inc. (The) ...................         86,016
                                                                   ------------
                                                                        241,125
                                                                   ------------
             COMMERCIAL BANKS -- 1.5%
     3,340   Wells Fargo & Co. .................................        125,350
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 2.1%
     5,690   Waste Management, Inc. ............................        179,178
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 5.4%
     9,728   Cisco Systems, Inc. (a) ...........................        219,464
     5,600   QUALCOMM, Inc. ....................................        240,632
                                                                   ------------
                                                                        460,096
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 8.6%
     1,570   Apple, Inc. (a) ...................................        178,446
    15,136   EMC Corp. (a) .....................................        181,027
     4,550   Hewlett-Packard Co. ...............................        210,392
     7,290   Western Digital Corp. (a) .........................        155,423
                                                                   ------------
                                                                        725,288
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES -- 1.7%
     3,140   JPMorgan Chase & Co. ..............................        146,638
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
     4,670   AT&T, Inc. ........................................        130,386
       106   Fairpoint Communications, Inc. ....................            919
     5,662   Verizon Communications, Inc. ......................        181,694
                                                                   ------------
                                                                        312,999
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             ENERGY EQUIPMENT & SERVICES -- 2.0%
     1,574   Transocean, Inc. (a) ..............................   $    172,888
                                                                   ------------

             FOOD & STAPLES RETAILING -- 3.3%
     4,594   Wal-Mart Stores, Inc. .............................        275,135
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
     7,782   Hologic, Inc. (a) .................................        150,426
     3,264   Medtronic, Inc. ...................................        163,526
                                                                   ------------
                                                                        313,952
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 2.4%
     3,844   Quest Diagnostics, Inc. ...........................        198,619
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE -- 1.5%
     4,830   Marriott International, Inc. - Class A ............        126,015
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 2.3%
     7,500   General Electric Co. ..............................        191,250
                                                                   ------------

             INSURANCE -- 2.8%
     1,845   AFLAC, Inc. .......................................        108,394
         1   Berkshire Hathaway, Inc. - Class A (a) ............        130,600
                                                                   ------------
                                                                        238,994
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 1.2%
     5,804   Akamai Technologies, Inc. (a) .....................        101,222
                                                                   ------------

             MACHINERY -- 4.5%
     3,161   Danaher Corp. .....................................        219,373
     3,520   Illinois Tool Works, Inc. .........................        156,464
                                                                   ------------
                                                                        375,837
                                                                   ------------
             MEDIA -- 2.6%
     7,199   Walt Disney Co. (The) .............................        220,937
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 7.5%
     3,830   Arch Coal, Inc. ...................................        125,969
    14,050   El Paso Corp. .....................................        179,278
     2,650   Marathon Oil Corp. ................................        105,655
     2,820   Valero Energy Corp. ...............................         85,446
     2,996   XTO Energy, Inc. ..................................        139,374
                                                                   ------------
                                                                        635,722
                                                                   ------------
             PHARMACEUTICALS -- 3.0%
     3,645   Johnson & Johnson .................................        252,526
                                                                   ------------

             ROAD & RAIL -- 2.6%
     4,079   CSX Corp. .........................................        222,591
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
    10,377   Intel Corp. .......................................   $    194,361
     6,730   NVIDIA Corp. (a) ..................................         72,078
                                                                   ------------
                                                                        266,439
                                                                   ------------
             SOFTWARE -- 6.6%
     4,950   Adobe Systems, Inc. (a) ...........................        195,377
     6,418   Citrix Systems, Inc. (a) ..........................        162,119
     9,923   Oracle Corp. (a) ..................................        201,536
                                                                   ------------
                                                                        559,032
                                                                   ------------
             SPECIALTY RETAIL -- 2.6%
     9,879   Staples, Inc. .....................................        222,277
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $8,381,904) .............   $  8,402,249
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 0.5%                                VALUE
--------------------------------------------------------------------------------

    19,774   Evergreen Institutional Money Market
               Fund, 2.735%(b) .................................   $     19,774
    19,775   Fidelity Institutional Government Portfolio,
               2.223%(b) .......................................         19,775
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $39,549) ...........   $     39,549
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE -- 100.0%
               (Cost $8,421,453) ...............................   $  8,441,798

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%) ...           (548)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $  8,441,250
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
================================================================================

ASSETS
Investments in securities:
   At acquisition cost ..........................................   $  8,421,453
                                                                    ============
   At value (Note 2) ............................................   $  8,441,798
Receivable for capital shares sold ..............................          1,699
Dividends receivable ............................................          6,828
Receivable from Adviser .........................................          7,985
Other assets ....................................................          9,750
                                                                    ------------
   TOTAL ASSETS .................................................      8,468,060
                                                                    ------------
LIABILITIES
Payable to Administrator (Note 4) ...............................          6,000
Accrued distribution fees (Note 4) ..............................            796
Accrued Trustees' fees ..........................................            750
Other accrued expenses ..........................................         19,264
                                                                    ------------
   TOTAL LIABILITIES ............................................         26,810
                                                                    ------------

NET ASSETS ......................................................   $  8,441,250
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $  8,172,171
Undistributed net realized gains from security transactions .....        248,734
Net unrealized appreciation on investments ......................         20,345
                                                                    ------------
NET ASSETS ......................................................   $  8,441,250
                                                                    ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ...................        521,737
                                                                    ============

Net asset value, offering price, and redemption price per share .   $      16.18
                                                                    ============

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008
====================================================================================
INVESTMENT INCOME
   Dividends ........................................................   $    130,117
                                                                        ------------
EXPENSES
   Investment advisory fees (Note 4) ................................        127,944
   Compliance fees and expenses (Note 4) ............................         36,139
   Professional fees ................................................         34,836
   Accounting services fees (Note 4) ................................         30,000
   Administration fees (Note 4) .....................................         24,000
   Transfer agent fees (Note 4) .....................................         18,000
   Registration fees ................................................         12,811
   Postage and supplies .............................................         12,777
   Insurance expense ................................................         12,415
   Distribution expense (Note 4) ....................................         10,371
   Reports to shareholders ..........................................          7,245
   Custodian fees ...................................................          4,703
   Trustees' fees ...................................................          3,000
   Other expenses ...................................................          7,302
                                                                        ------------
        TOTAL EXPENSES ..............................................        341,543
   Fees waived and expenses reimbursed by the Adviser (Note 4) ......       (162,419)
                                                                        ------------
        NET EXPENSES ................................................        179,124
                                                                        ------------

NET INVESTMENT LOSS .................................................        (49,007)
                                                                        ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ....................        594,452
   Net change in unrealized appreciation/depreciation on investments.     (2,727,652)
                                                                        ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...................     (2,133,200)
                                                                        ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..........................   $ (2,182,207)
                                                                        ============

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                            YEAR            YEAR
                                                           ENDED           ENDED
                                                        SEPTEMBER 30,   SEPTEMBER 30,
                                                            2008            2007
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................   $    (49,007)   $    (86,292)
   Net realized gains from security transactions ....        594,452       1,139,450
   Net change in unrealized
     appreciation/depreciation on investments .......     (2,727,652)        692,904
                                                        ------------    ------------
Net increase (decrease) in net assets from operations     (2,182,207)      1,746,062
                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains from security transactions     (1,231,158)       (355,436)
                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................        292,007         873,781
   Reinvestment of distributions to shareholders ....      1,227,268         354,313
   Payments for shares redeemed .....................     (1,178,753)     (2,045,795)
                                                        ------------    ------------
Net increase (decrease) in net assets
   from capital share transactions ..................        340,522        (817,701)
                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............     (3,072,843)        572,925

NET ASSETS
   Beginning of year ................................     11,514,093      10,941,168
                                                        ------------    ------------
   End of year ......................................   $  8,441,250    $ 11,514,093
                                                        ============    ============

ACCUMULATED NET INVESTMENT INCOME ...................   $         --    $         --
                                                        ============    ============
CAPITAL SHARE ACTIVITY
   Shares sold ......................................         15,088          41,548
   Shares issued in reinvestment of
     distributions to shareholders ..................         61,983          17,284
   Shares redeemed ..................................        (59,074)        (97,036)
                                                        ------------    ------------
   Net increase (decrease) in shares outstanding ....         17,997         (38,204)
   Shares outstanding, beginning of year ............        503,740         541,944
                                                        ------------    ------------
   Shares outstanding, end of year ..................        521,737         503,740
                                                        ============    ============

See accompanying notes to financial statements.

THE PROFIT FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
--------------------------------------------------------------------------------------------------------------
                                               YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                             SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                               2008          2007          2006          2005          2004
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $    22.86    $    20.19    $    19.34    $    17.61    $    15.41
                                            ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment loss ...................        (0.09)        (0.17)        (0.29)        (0.15)        (0.18)
  Net realized and unrealized
    gains (losses) on investments .......        (4.04)         3.51          1.64          1.88          2.38
                                            ----------    ----------    ----------    ----------    ----------
Total from investment operations ........        (4.13)         3.34          1.35          1.73          2.20
                                            ----------    ----------    ----------    ----------    ----------
Less distributions:
  From net realized gains from
    security transactions ...............        (2.55)        (0.67)        (0.50)           --            --
                                            ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........   $    16.18    $    22.86    $    20.19    $    19.34    $    17.61
                                            ==========    ==========    ==========    ==========    ==========

Total return (a) ........................       (20.12%)       16.92%         7.10%         9.82%        14.28%
                                            ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......   $    8,441    $   11,514    $   10,941    $   11,655    $    6,886
                                            ==========    ==========    ==========    ==========    ==========
Ratio of net expenses to
  average net assets (b) ................         1.75%         1.85%         2.45%         2.45%         2.54%

Ratio of net investment loss to
  average net assets ....................        (0.48%)       (0.77%)       (1.41%)       (0.77%)       (1.15%)

Portfolio turnover rate .................           40%           39%           32%           65%           33%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.34%, 3.18%, 3.23%, 3.37% and 3.70% for the years ended September 30, 2008, 2007, 2006,
      2005 and 2004, respectively (Note 4).

See accompanying notes to financial statements.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2008
================================================================================

1.    ORGANIZATION

The Profit Fund (the "Fund") is a diversified series of Profit Funds Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996.

The Fund seeks to provide investors with high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies
(that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the years ended September 30, 2008 and 2007 was long-term capital gains.

Contingencies and commitments -- The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis as of September 30, 2008:

Cost of portfolio investments ................................     $  8,421,453
                                                                   ============
Gross unrealized appreciation ................................     $  1,058,544
Gross unrealized depreciation ................................       (1,038,199)
                                                                   ------------
Net unrealized appreciation ..................................     $     20,345
Undistributed long-term gains ................................          248,734
                                                                   ------------
Accumulated earnings .........................................     $    269,079
                                                                   ============

The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended September 30, 2004 through September 30, 2007.

For the year ended September 30, 2008, the Fund reclassified accumulated net investment loss of $49,007 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

3.    INVESTMENT TRANSACTIONS

During the year ended September 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $4,007,373 and $4,390,793, respectively.

4.    TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the "Adviser"). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Chief Compliance Officer (the "CCO") of the Trust is an affiliate of the Adviser. The Fund paid the CCO $36,000 annually for her services as CCO to the Trust. In addition, the Fund reimburses the CCO for out-of-pocket expenses. Effective October 1, 2008, the CCO will no longer receive payment from the Fund.

The Fund pays each Trustee who is not affiliated with the Adviser a per meeting fee of $250. Trustees who are affiliated with the Adviser do not receive compensation.

MANAGEMENT AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of a Management Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund's average daily net assets.

The Adviser has contractually agreed, until at least February 1, 2009, to waive advisory fees and, if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses do not exceed 1.75% per annum of the Fund's average daily net assets (the "Expense Cap"). As a result of the Expense Cap, the Adviser waived all of its investment advisory fees in the amount of $127,944 and reimbursed other Fund expenses totaling $34,475 during the year ended September 30, 2008.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Fund has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives $6,000 annually for its services to the Fund.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution related expenses of $10,371 under the Plan during the year ended September 30, 2008.

5.    NEW ACCOUNTING PRONOUNCEMENT

FASB's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Net Assets for a fiscal period.

THE PROFIT FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees
Profit Funds Investment Trust

We have audited the accompanying statement of assets and liabilities of The Profit Fund, a series of beneficial interest in Profit Funds Investment Trust, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2004 have been audited by other auditors, whose report dated November 24, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Profit Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ Briggs, Bunting & Dougherty, LLP
                                            BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 19, 2008

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (April 1, 2008) and held until the end of the period (September 30, 2008).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                      Beginning         Ending        Expenses
                                    Account Value    Account Value   Paid During
                                    April 1, 2008   Sept. 30, 2008     Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00       $  884.20         $8.27
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00       $1,016.29         $8.85
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-744-2337, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-744-2337, or on the SEC's website at http://www.sec.gov.

The Fund files its complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-888-744-2337. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PROFIT FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                                       POSITION HELD        LENGTH OF
  TRUSTEE               ADDRESS                              AGE       WITH THE TRUST       TIME SERVED
---------------------------------------------------------------------------------------------------------
*Eugene A. Profit       8401 Colesville Road, Suite 320      44         President and       Since
                        Silver Spring, MD  20910                        Trustee             June 1996

Larry E. Jennings, Jr.  300 E. Lombard St., Suite 1111       45         Trustee             Since
                        Baltimore, MD  21202                                                October 1996

Robert M. Milanicz      750 First Street, NE                 60         Trustee             Since
                        Washington, DC  20002                                               October 1996

Deborah T. Owens        8630 Eastern Morning Run             49         Trustee             Since
                        Laurel, MD 20723                                                    October 1998

**Michelle Q. Profit    8401 Colesville Road, Suite 320      43         Chief Compliance    Since
                        Silver Spring, MD 20910                         Officer             October 2004

Robert G. Dorsey        225 Pictoria Drive, Suite 450        51         Vice President      Since
                        Cincinnati, OH 45246                                                October 2001

Mark J. Seger           225 Pictoria Drive, Suite 450        46         Treasurer           Since
                        Cincinnati, OH 45246                                                October 2001

John F. Splain          225 Pictoria Drive, Suite 450        52         Secretary           Since
                        Cincinnati, OH 45246                                                October 2001

* Eugene A. Profit, as an affiliated person of the Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**    Michelle Q. Profit is the wife of Eugene A. Profit.

Each Trustee oversees the one portfolio of the Trust. None of the Trustees hold directorships in (1) any other registered investment companies under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or
(3) any company subject to the requirements of Section 15 (d) of the Exchange Act. The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

Eugene A. Profit is President and Chief Executive Officer of the Adviser.

Larry E. Jennings, Jr. is Managing Director and Chief Executive Officer of Carnegie Morgan Co. (a privately held investment firm). In addition, he is Co-Managing Member of Touchstone Partners LLC (a private equity fund).

Robert M. Milanicz is Assistant Controller of the American Psychological Association.

THE PROFIT FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================

Deborah T. Owens is the President of Owens Media Group, LLC (a company that develops investment education programs) and a Radio Talk Show Host and Seminar Presenter. In addition, from August 2005 to present she is a Market Development Leader for Allstate Insurance Company.

Michelle Q. Profit is the Chief Compliance Officer of the Trust and the Adviser. Prior to July 2004, she was a Financial Advocacy Attorney with the Credit Union National Association.

Robert G. Dorsey is a Managing Director of Ultimus Fund Solutions, LLC (the Trust's administrator) and Ultimus Fund Distributors, LLC (the Trust's principal underwriter).

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about the Trustees and executive officers may be found in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-744-2337.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended September 30, 2008. On December 31, 2007, the Fund declared and paid a long-term capital gain distribution of $2.5473 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), this capital gain distribution made by the Fund was subject to a maximum tax rate of 15%. As required by federal regulations, complete information was computed and reported in conjunction with your 2007 Form 1099-DIV.

                      This page intentionally left blank.

                  PROFIT FUNDS INVESTMENT TRUST
                  8401 Colesville Road, Suite 320
                  Silver Spring, Maryland 20910


                  BOARD OF TRUSTEES
                  Eugene A. Profit
                  Larry E. Jennings, Jr.
                  Robert M. Milanicz
                  Deborah T. Owens


                  INVESTMENT  ADVISER
                  PROFIT INVESTMENT MANAGEMENT
                  8401 Colesville Road, Suite 320
                  Silver Spring, Maryland 20910
                  (301) 650-0059


                  ADMINISTRATOR/TRANSFER AGENT
                  ULTIMUS FUND SOLUTIONS, LLC
                  P.O. Box 46707
                  Cincinnati, Ohio 45246-0707


                  SHAREHOLDER SERVICE
                  Nationwide: (Toll-Free) 888-744-2337


This report is for the information of the shareholders of The Profit Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by a current Fund prospectus.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Larry E. Jennings, Jr. Mr. Jennings is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 and $13,000 with respect to the registrant's fiscal years ended September 30, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. No fees were billed in either of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust

By (Signature and Title)*           /s/ Eugene A. Profit
                              --------------------------------------------------
                                    Eugene A. Profit, President

Date          November 26, 2008
       -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eugene A. Profit
                              --------------------------------------------------
                                    Eugene A. Profit, President

Date          November 26, 2008
       -------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          November 26, 2008
       -------------------------------

* Print the name and title of each signing officer under his or her signature.